UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2001

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 919 Conestoga Road
	   Building 3
         Bryn Mawr, PA  19010

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Bryn Mawr, PA		August 7, 2001
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:   $108,046
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     4140 67575.000SH       SOLE                27075.000         40500.000
Anadarko Petroleum Corp.       COM              032511107      462 8575.000 SH       SOLE                 1100.000          7475.000
Applera Corp. - Applied Biosys COM              038020103     4464 166889.000SH      SOLE                63612.000        103277.000
Applera Corp. - Celera Genomic COM              038020202     1398 35240.000SH       SOLE                13520.000         21720.000
Avon Products, Inc.            COM              054303102      222 4800.000 SH       SOLE                 4800.000
Bellsouth Corp.                COM              079860102      229 5678.000 SH       SOLE                                   5678.000
Burnham Pacific Properties     COM              12232c108      318 66250.000SH       SOLE                26250.000         40000.000
C and D Technologies Inc.      COM              124661109     3372 108775.000SH      SOLE                45400.000         63375.000
Chesapeake Energy Corp.        COM              165167107     3401 500200.000SH      SOLE               227750.000        272450.000
Convergys Corp.                COM              212485106     5390 178170.000SH      SOLE                80825.000         97345.000
Crown America Realty Tr.       COM              228186102     2046 245000.000SH      SOLE                73350.000        171650.000
Crown Pacific Partners Ltd.    COM              228439105      424 51850.000SH       SOLE                19000.000         32850.000
Enron Corp.                    COM              293561106     3511 71510.000SH       SOLE                34490.000         37020.000
Enterprise Products Partners L COM              293792107      748 18925.000SH       SOLE                 3900.000         15025.000
Equity Inns Inc.               COM              294703103      758 77350.000SH       SOLE                28475.000         48875.000
Equity Residential Pptys.      COM              29476L107     1505 26609.000SH       SOLE                11963.000         14646.000
Exxon Mobil Corp.              COM              30231g102      243 2781.000 SH       SOLE                                   2781.000
Federal National Mortgage Assn COM              313586109      500 5875.000 SH       SOLE                 4500.000          1375.000
Federal Rlty. Inv. Tr.         COM              313747206      289 13925.000SH       SOLE                 6600.000          7325.000
General Electric Co.           COM              369604103     1970 40414.000SH       SOLE                16250.000         24164.000
Glimcher Realty Trust          COM              379302102      652 36400.000SH       SOLE                17475.000         18925.000
Global Crossing                COM              G3921A100      701 81138.000SH       SOLE                30076.000         51062.000
Harris Corp.                   COM              413875105     1786 65646.000SH       SOLE                32181.000         33465.000
Heller Financial Inc.          COM              423328103     4367 109175.000SH      SOLE                51825.000         57350.000
Immunex Corp.                  COM              452528102     3518 198200.000SH      SOLE                85875.000        112325.000
Int'l Business Machines        COM              459200101      248 2194.000 SH       SOLE                                   2194.000
Istar Financial Inc.           COM              45031u101      690 24465.000SH       SOLE                 9650.000         14815.000
J. P. Morgan Chase & Co.       COM              46625h100      820 18396.000SH       SOLE                13788.000          4608.000
Johnson & Johnson              COM              478160104     1282 25632.000SH       SOLE                12650.000         12982.000
Kinder Morgan Energy Partners  COM              494550106     2756 40075.000SH       SOLE                16650.000         23425.000
Mattel, Inc.                   COM              577081102     3004 158775.000SH      SOLE                72425.000         86350.000
Microsoft Corp.                COM              594918104      442 6054.000 SH       SOLE                  850.000          5204.000
Mylan Labs Inc.                COM              628530107      252 8950.000 SH       SOLE                 7100.000          1850.000
Patriot Bank Corp.             COM              70335p103      128 12700.000SH       SOLE                 5600.000          7100.000
Penn Virginia Corp.            COM              707882106      923 28045.000SH       SOLE                20125.000          7920.000
Peoples Bk Bridgeport, CT      COM              710198102      978 41971.000SH       SOLE                21075.000         20896.000
Pfizer, Inc.                   COM              717081103    11382 284191.000SH      SOLE               131997.000        152194.000
Piedmont Natural Gas           COM              720186105      266 7500.000 SH       SOLE                 7500.000
Range Resources Corp.          COM              75281a109      488 81300.000SH       SOLE                42600.000         38700.000
Resource America Inc.          COM              761195205      762 58187.000SH       SOLE                11569.000         46618.000
Shire Pharmaceuticals ADR      COM              82481r106     1356 24428.001SH       SOLE                 6722.000         17706.001
Sovereign Bancorp, Inc.        COM              845905108     6093 468716.000SH      SOLE               218375.000        250341.000
Spieker Properties Inc.        COM              848497103     3843 64100.000SH       SOLE                20050.000         44050.000
Symantec                       COM              871503108     2601 59540.000SH       SOLE                24625.000         34915.000
USX-Marathon Group             COM              902905827     4563 154625.000SH      SOLE                70825.000         83800.000
Unisys Corp.                   COM              909214108     5580 379300.000SH      SOLE               178775.000        200525.000
United Dominion Realty Tr., In COM              910197102      147 10225.000SH       SOLE                 1462.000          8763.000
UnumProvident Corp.            COM              91529y106      552 17196.000SH       SOLE                15200.000          1996.000
Verizon Communications         COM              92343v104     4266 79731.000SH       SOLE                33438.000         46293.000
Washington Mutual              COM              939322103     8213 218722.000SH      SOLE                98029.000        120693.000